Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 403,350	R$ 497,342	R$ 334,349
Incorporation / Acquisition	(112,710)	(134,214)	20,446
Dividends paid / Interest on Capital		(6,790)	(7,432)
Capital increase			66,957
Profit attributable to non-controlling interests	48,257	49,499	52,382
Others	(3,450)	(2,487)	30,640
Balance at the end of the fiscal year	R$ 335,447	R$ 403,350	R$ 497,342